Stockholders’ Equity (Deficit) (Details) - Schedule of outstanding warrants to purchase - $ / shares	Sep. 30, 2022		Dec. 31, 2021
Class of Warrant or Right [Line Items]
Number of Warrants	95,855,661		28,196,377
Exercise Price (in Dollars per share)	$ 0.01
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	23,375,988	[1]	22,977,568
Exercise Price (in Dollars per share)	$ 11.5	[1]	$ 11.5
Expiration Date	July 21, 2026	[1]	July 21, 2026
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	276,131	[2]	674,551	[3],[4]
Exercise Price (in Dollars per share)	$ 11.5	[2]	$ 11.5	[3],[4]
Expiration Date	July 21, 2026	[2]	July 21, 2026	[3],[4]
Other Warrants [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	1,429,068		4,544,258
Exercise Price (in Dollars per share)	$ 4.69		$ 10
Expiration Date	August 5, 2027		Various through August 10, 2028

[1]	On August 9, 2022, PSAC Sponsor transferred 398,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.
[2]	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheets as of September 30, 2022 and December 31, 2021.
[3]	The Private Warrants are recorded in Other Liabilities, less Current Portion in the Consolidated Balance Sheet as of December 31, 2021.
[4]	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheet as of December 31, 2021.